Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income (loss)	$ (10,225,497)	$ (6,460,653)
Net loss from discontinued operations	244,586	(879,237)
Adjustments to reconcile net income (loss) to net cash (used in) operating activities:
Amortization of debt discount	1,958,298	777,964
Change in derivative liabilities	(2,469,697)	107,574
Derivatives expenses	3,540,725
Forgiveness of Loan	(45,500)
Impairment loss		670,280
Imputed interest expense	1,979	3,345
Loss on disposal	3,800
Loss on loans settlement	58,059	1,155,685
Stock issued for services rendered	4,334,857	2,860,813
Stock issued for in process research and development	601,852
(Increase) decrease in operating assets:
Inventory	(3,840)
Prepaid expenses	3,333	(3,333)
Rent Deposit	(3,599)	(3,800)
(Decrease) increase in operating liabilities:
Accounts payable	40,342	13,389
Accrued interest payable	77,296	213,430
Accrued compensation - related parties	(5,500)	96,000
NET CASH (USED IN) OPERATING ACTIVITIES OF CONTINUING OPERATIONS	(1,888,506)	(1,448,542)
NET CASH (USED IN) OPERATING ACTIVITIES OF DISCONTINUED OPERATIONS	(323,256)	(704,721)
NET CASH (USED IN) OPERATING ACTIVITIES	(2,211,762)	(2,153,263)
CASH FLOWS FROM INVESTING ACTIVITIES:
NET CASH (USED IN) INVESTING ACTIVITIES OF CONTINUING OPERATIONS
NET CASH PROVIDED BY (USED IN) INVESTING ACTIVITIES OF DISCONTINUED OPERATIONS	10,000	(27,392)
NET CASH PROVIDED BY (USED IN) INVESTING ACTIVITIES OF DISCONTINUED OPERATIONS	10,000	(27,392)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from borrowings - related parties	141,928
(Repayment) to borrowings - related parties	(141,928)
Proceeds from borrowings	3,738,999	947,750
(Repayment) to borrowings	(427,500)	(40,000)
Proceeds from sales of stock	100,000	46,500
NET CASH PROVIDED BY FINANCING ACTIVITIES OF CONTINUING OPERATIONS	3,411,499	954,250
NET CASH (USED IN) FINANCING ACTIVITIES OF DISCONTINUED OPERATIONS	(25,164)	(7,070)
NET CASH PROVIDED BY FINANCING ACTIVITIES	3,386,335	947,180
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	1,184,572	(1,233,475)
CASH AND CASH EQUIVALENTS:
Beginning of period	25,235	1,258,710
End of period	1,209,807	25,235
Supplemental disclosure of cash flow information:
Cash paid for income taxes
Cash paid for interest	106,677	2,674
Non-cash transactions:
Cancellation of common shares		99,643
Common shares issued for notes conversion	1,228,471	1,282,386
Common shares issued for loan settlement	111,466	86,771
Discounts on convertible notes	(3,756,000)	876,098
Issuance of Series B for Investment		605,488
Lease Inception		348,279
Related party’s note settled in shares		109,278
Settlement of derivative liabilities	1,116,122	907,551
Stock Payable		$ 25,000